ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2011
ASSET RETIREMENT OBLIGATION
17.	ASSET RETIREMENT OBLIGATION

We have an obligation to remediate certain known occurrences of asbestos at our manufacturing facility in West Springfield, Massachusetts. The significant assumptions used to estimate the obligation are:

Annual inflation rate	5.54%
Credit-adjusted risk-free rate	5.37%
Initial estimated remediation costs (undiscounted and not adjusted for inflation)	$200,000 ($41,000 paid in 2007)
Estimated remediation completion date	December 19, 2038
Estimated remediation cost on December 19, 2038	$720,000

The following is a reconciliation of the beginning and ending aggregate carrying amounts of the asset retirement obligation for the years ended December 31, 2011 and 2010 (all amounts in thousands):

	Year Ended December 31,
	2011		2010
Balance, beginning	$166		$158
Additional liabilities incurred	—		—
Liabilities settled	—		—
Accretion expense	9		8
Revisions in estimated cash flows	—		—
Balance, ending	$175	(1)	$166

(1)	The difference between the $175,000 liability as of December 31, 2011 and the estimated undiscounted future payments of $720,000 is estimated inflation between December 31, 2011 and December 19, 2038.

Accretion expense on the asset retirement obligation is included in general and administrative expenses in the accompanying consolidated statements of income.